Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
22.	FAIR VALUE MEASUREMENT

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	–	Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3	–	Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments, other invested securities, investments accounted for at fair value, equity securities with readily determinable fair value and derivatives instruments on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s available-for-sale debt investments and other invested securities are measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s equity investments in the equity securities of publicly listed companies are measured using quoted market prices. Investments accounted at the fair value and available-for-sale debt investment are primarily investments in private companies, which do not have readily determinable market values. The fair value of these investments were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and selection of the comparable companies.

The Company measures long-term investments at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified for equity investments the Company elected to use the measurement alternative. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The fair value of notes payable is extracted directly from the quoted market price. The Company classifies the fair value of the convertible senior notes as Level 3 within the fair value hierarchy due to the lack of observable market data and activity. The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheet, and presents the fair value for required disclosure purposes only. For further information on the convertible senior notes see Note 12.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2017 using
	Total fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	130		130
Money market fund	2,384	2,384
Short-term investments
Held-to-maturity debt investments	48,695		48,695
Long-term notes payable	35,943		35,943

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	40,715		40,715
Other invested securities	18,350		18,350
Long-term investments
Available-for-sale equity investments	2,773	2,773
Investments accounted for at fair value	321			321
Other non-current assets
Derivative instruments	168		168

Total assets measured at fair value	62,327	2,773	59,233	321

			Fair value measurement or disclosure at December 31, 2018 using
	Total fair value at December 31, 2018		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	4,264	620		4,264
Money market fund	3,723	541	3,723
Short-term investments
Held-to-maturity debt investments	27,507	4,001		27,507
Long-term notes payable	68,763	10,001		68,763
Convertible senior notes	4,923	716			4,923

Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	79,558	11,571		79,558
Long-term investments
Equity investments at fair value with readily determinable fair value	4,428	644	4,428
Investments accounted for at fair value	1,457	212			1,457
Available-for-sale debt investments	1,167	170			1,167
Other non-current assets
Derivative instruments	193	28		187	6

Total assets measured at fair value	86,803	12,625	4,428	79,745	2,630

Accounts payable and accrued liabilities
Derivative instruments	123	18			123
Amounts due to related parties, non-current
Financial liability	341	50		341

Total liabilities measured at fair value	464	68	—	341	123

Assets measured at fair value on a non-recurring basis

The Company measures non-financial assets such as long-term investments on a nonrecurring basis when impairment charges are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). The Company recognized long-term investment charges of RMB245 million, RMB597 million and RMB622 million (US$90 million) for the years ended December 31, 2016, 2017 and 2018, respectively, due to declining financial performances and changes in business circumstances of these investees. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these investments. For investments in private companies, information considered by the Company include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, and liquidity factors. Inputs used in these methodologies primarily include future cashflows, discount rate, and the selection of comparable companies operating in similar businesses. For investments in listed companies, the Company mainly considered the quoted share price.